Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based compensation	$ 31,706	$ 17,382	$ 6,638
Cost Of Revenues [Member]
Share-based compensation	2,785	915	155
Research And Development [Member]
Share-based compensation	5,646	3,502	674
Sales And Marketing [Member]
Share-based compensation	5,880	3,780	736
General And Administrative [Member]
Share-based compensation	$ 17,395	$ 9,185	$ 5,073